Segmented Information (Tables)	6 Months Ended
Jun. 30, 2026
Segmented Information [Abstract]
Schedule of Information About the Assets and Liabilities

Set out below is information about the assets and liabilities as at June 30, 2026 and December 31, 2025 and profit or loss from each segment for the six months ended June 30, 2026 and 2025:

	As at June 30, 2026
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$5,558,012	$335,128	$–	$541,035	$6,434,175
Reportable segment liabilities	2,106,935	146,561	–	20,653,199	22,906,695

	As at December 31, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$3,831,917	$335,689	$–	$2,027,949	$6,195,555
Reportable segment liabilities	2,111,874	150,358	–	15,923,760	18,185,992

	For the six months ended June 30, 2026
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$404,394	$–	$–	$–	$404,394
Intersegment revenues	–	–	–	–	–
Other income (expense)	204,810	–	–	(812,725)	(607,915)
Finance income	(53,147)	–	–	53,147	–
Finance expense	(40,564)	–	–	(779,563)	(820,127)
Depreciation & amortization	128,379	–	–	82,789	211,168
Discontinued operations	–	–	–	–	–
Reportable segment loss	(164,992)	(436)	–	(6,080,882)	(6,246,310)
	For the six months ended June 30, 2025
Financial statement line item:	Infrastructure	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$–	$–	$–	$–
Intersegment revenues	–	–	–	–	–
Other income (expense)	–	–	5,781	60,315	66,096
Finance income	–	–	–	38,116	38,116
Finance expense	–	–	–	(17,749)	(17,749)
Depreciation & amortization	–	–	926	83,862	84,788
Discontinued operations	–	(753,048)	10,911,606	(9,569,266)	589,292
Reportable segment income (loss)	–	552,542	–	(1,367,543)	(815,001)

Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2026 and 2025, and assets and liabilities as at June 30, 2026 and December 31, 2025:

	For the six months ended June 30, 2026
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$404,394	$–	$–	$–	$404,394
Elimination of inter segment revenue	–	–	–	–	–
Total revenue	$404,394	$–	$–	$–	$404,394

For the six months ended June 30, 2025
Revenues	Infrastructure	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$–	$–	$–	$–
Elimination of inter segment revenue	–	–	–	–	–
Total revenue	$–	$–	$–	$–	$–

	For the six months ended June 30, 2026
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(164,992)	$(436)	$–	$(6,080,882)	$(6,246,310)
Total loss on discontinued operations	–	–	–	–	–
Elimination of inter segment profit or loss	–	–	–	–	–
Loss before income tax expense	$(164,992)	$(436)	$–	$(6,080,882)	$(6,246,310)

	For the six months ended June 30, 2025
Loss	Infrastructure	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$–	$1,305,590	$(10,911,606)	$8,201,723	$(1,404,293)
Total loss on discontinued operations	–	(753,048)	10,911,606	(9,569,266)	589,292
Elimination of inter segment profit or loss	–	–	–	–	–
Income (loss) before income tax expense	$–	$552,542	$–	$(1,367,543)	$(815,001)

	As at June 30, 2026
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$5,558,012	$335,128	$–	$99,715,090	$105,608,230
Elimination of inter segment assets	–	–	–	(99,174,055)	(99,174,055)
Segments’ assets	$5,558,012	$335,128	$–	$541,035	$6,434,175

	As at December 31, 2025
Assets	Infrastructure	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$3,831,917	$335,689	$–	$100,152,700	$104,320,306
Elimination of inter segment assets	–	–	–	(98,124,751)	(98,124,751)
Segments’ assets	$3,831,917	$335,689	$–	$2,027,949	$6,195,555

	As at June 30, 2026
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$14,661,404	$1,028,754	$–	$42,468,561	$58,158,719
Elimination of inter segment liabilities	(12,554,469)	(882,193)	–	(21,815,362)	(35,252,024)
Entity’s liabilities	$2,106,935	$146,561	$–	$20,653,199	$22,906,695

	As at December 31, 2025
Liabilities	Infrastructure	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$12,841,578	$1,072,219	$–	$38,754,893	$52,668,690
Elimination of inter segment liabilities	(10,729,704)	(921,860)	–	(22,831,134)	(34,482,698)
Entity’s liabilities	$2,111,874	$150,359	$–	$15,923,759	$18,185,992